Payables, accruals and other current liabilities (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables, accruals and other current liabilities
Trade payables	SFr 640,087	SFr 253,290
Social security and other taxes	82,500	22,649
Accrued expenses	420,368	518,848
Total payables, accruals and other current liabilities	SFr 1,142,955	SFr 794,787
Maturity period of payables	3 months
Increase (decrease) in payables, accruals and other current liabilities	SFr 300,000